JOHN HANCOCK FUNDS II

601 Congress Street

Boston, Massachusetts 02210

December 27, 2016

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE: John Hancock Funds II (the “Trust”)
File Nos. 333-126293; 811-21779

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(b) thereunder, and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 180 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 182 to its Registration Statement under the 1940 Act (the “Amendment”).

The Amendment is being filed pursuant to paragraph (b) of Rule 485 under the 1933 Act for effectiveness on January 1, 2017. The purpose of this filing is to update the Trust’s annual registration on Form N-1A.

The undersigned represents the Amendment does not contain disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485 under the 1933 Act.

If you have any questions, please call the undersigned at 617-572-0138.

Sincerely,

/s/Ariel Ayanna

Ariel Ayanna

Assistant Secretary